UNITED STATES

SECURITES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22074

DIVIDEND CAPITAL GLOBAL REAL ESTATE FUND OF

FUNDS, L.P.

(Exact name of registrant as specified in charter)

518 17th Street, 17th Floor, Denver, Colorado 80202

(Address of principal executive offices) (Zip code)

Derek Mullins, Secretary

518 17th Street, 17th Floor

Denver, Colorado 80202

(Name of address of agent for service)

Registrant’s telephone number, including area code: (303) 228-2200

Date of fiscal year end: June 30th

Date of reporting period: September 30, 2008

Item 1 – Schedule of Investments

As of September 30, 2008 the Dividend Capital Global Real Estate Fund of Funds, LP did not hold any portfolio investments.

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Capital Global Real Estate Fund of Funds, L.P.

By:	/s/ Howard J. Margolis
Howard J. Margolis
President and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Howard J. Margolis
Howard J. Margolis
President and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date: November 28, 2008